Selected Statements of Income (Loss) Data	12 Months Ended
Dec. 31, 2024
Selected Statements of Income (Loss) Data [Abstract]
SELECTED STATEMENTS OF INCOME (LOSS) DATA

NOTE 14: - SELECTED STATEMENTS OF INCOME (LOSS) DATA

a.	Financial income, net:

	Years ended December 31,
	2024	2023	2022

Financial Income:
Interest income	$4,692	$4,304	$1,778
Foreign currency exchange gain	927	730	1,313
	5,619	5,034	3,091
Financial expenses:
Bank charges	(189)	(135)	(16)
Foreign currency exchange loss	(1,315)	(342)	(1,059)
	(1,504)	(477)	(1,075)
	$4,115	$4,557	$2,016
e.	Net income (loss) per Ordinary Share:

The following table sets forth the computation of basic and diluted net income (loss) per Ordinary Share:

	Years ended December 31,
	2024	2023	2022
Numerator:
Numerator for basic net income per Ordinary Share	$6,968	$3,713	$(2,257)
Numerator for dilutive net income (loss) per Ordinary Share	$6,968	$3,713	$(2,257)

Denominator:
Denominator for basic net income (loss) per Ordinary Share - weighted average number of Ordinary Shares	15,666,457	15,098,642	14,525,449
Effect of dilutive securities:
Share-based compensation granted	488,693	199,305	-
Denominator for diluted net income (loss) per Ordinary Share - adjusted weighted average number of Ordinary Shares	16,155,150	15,297,947	14,525,449